Prepayments, Deposits and Other Assets, Net (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Prepayments Deposits And Other Assets Net [Abstract]
Advances to suppliers		$ 31,449	$ 138,464
Security deposits	[1]	755,886	857,676
Advances to employees		91,108	248,191
Prepaid expense		377,501	222,862
Deferred offering cost			400,640
Others		158,554	109,721
Prepayments, deposits and other assets, net		1,414,498	1,977,554
Less: Long term portion		(759,397)	(865,498)
Allowance for doubtful accounts		(31,139)	(14,047)
Prepayments, deposits and other assets - current portion		$ 623,962	$ 1,098,009

[1]	Security deposits represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.